Qualifying Transaction (Tables)	12 Months Ended
Dec. 31, 2021
Qualifying Transaction
Summary of the Fair Values of the Assets to be Acquired and the Liabilities to be Assumed
	Caliva/OGE	LCV	SISU	Total
Total consideration transferred (i)	$619,766,731	$120,651,941	$92,188,146	$832,606,818

Assets acquired
Cash, restricted cash and restricted cash equivalents	11,164,957	3,022,262	976,906	15,164,125
Accounts receivable	2,006,699	1,090,811	1,022,532	4,120,042
Inventory	11,910,959	6,258,063	5,580,258	23,749,280
Prepaid expenses	3,589,808	215,938	82,701	3,888,447
Indemnification assets	2,199,029	2,000,000	—	4,199,029
Property and equipment	7,785,157	3,305,145	1,163,902	12,254,204
Intangible assets	187,600,000	20,740,000	46,200,000	254,540,000
Right-of-use assets – operating	12,115,573	4,461,809	880,863	17,458,245
Right-of-use assets – finance	26,176,837	—	—	26,176,837
Investment in associate	—	6,500,000	—	6,500,000
Investment in non-marketable securities	591,545	—	—	591,545
Security deposits and other	869,238	137,051	34,175	1,040,464

Total assets acquired	266,009,802	47,731,079	55,941,337	369,682,218

Liabilities assumed
Accounts payable and accrued liabilities	26,130,222	14,817,802	8,242,144	49,190,168
Consideration payable	2,458,844	2,972,782	—	5,431,626
Loans payable	3,060,250	298,436	—	3,358,686
Line of credit	—	—	1,000,000	1,000,000
Deferred tax liability	35,483,327	4,199,766	—	39,683,093
Lease liabilities	49,746,261	4,461,809	1,183,451	55,391,521

Total liabilities assumed	116,878,904	26,750,595	10,425,595	154,055,094

Goodwill	$470,635,833	$99,671,457	$46,672,404	$616,979,694

Summary of Total Consideration Transferred
	Caliva/OGE	LCV	SISU	Total
Upfront consideration
Cash	$465,140	$177,970	$11,089,535	$11,732,645
Liabilities settled in cash as part of the Qualifying Transaction	12,614,773	15,400,000	3,560,593	31,575,366
Liabilities settled in shares as part of the Qualifying Transaction	—	—	4,264,597	4,264,597
Common shares	408,178,567	57,529,825	63,581,153	529,289,545
Common shares to be issued	1,567,549	5,897,750	9,692,268	17,157,567
Consideration payable	1,000	5,120	—	6,120
Contingent consideration (liability) – Trading price consideration	191,077,970	41,641,276	—	232,719,246
Contingent consideration (liability) – Other	—	—	—	—
Contingent consideration (equity)	2,372,231	—	—	2,372,231
Replacement options	3,489,501	—	—	3,489,501

Total consideration transferred	$619,766,731	$120,651,941	$92,188,146	$832,606,818